LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss	$ (30,112)	$ (2,756)
Basic weighted average common stock outstanding	751,659	586,271
Basic loss per share	$ (40.06)	$ (4.70)
Dilutive weighted average common stock outstanding	751,659	586,271
Diluted loss per share	$ (40.06)	$ (4.70)
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted average common shares	49,040	60,212
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted average common shares	206,000	197,000